Note 15 - Income Taxes (Tables)	12 Months Ended
Nov. 30, 2016
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
	November 30,	November 30,	November 30,
	2016	2015	2014
	%	%	%

Statutory income tax rate	26.5	26.5	26.5

	$	$	$

Statutory income tax recovery	(2,688,048)	(1,970,643)	(1,021,934)
Increase (decrease) in income taxes
Non-deductible expenses/
non-taxable income	640,481	164,723	417,879
Change in valuation allowance	2,683,775	1,804,406	(995,957)
Difference in net income before taxes
between Canadian and U.S dollar	-	-	160,316
Investment tax credit	-	(168,591)	(9,114)
Financing costs booked to equity	(281,063)	(23,348)	(208,271)
FCR Election	-	(253,856)	-
Foreign exchange change	-	-	985,544
True up of tax returns	(356,095)	(15,991)	82,939
Tax loss expired and other	950	463,300	588,598
	-	-	-

Schedule of Deferred Tax Assets and Liabilities
	November 30,	November 30,	November 30,
	2016	2015	2014
	$	$	$

Deferred tax assets
Non-capital loss carry-forwards	7,427,516	6,019,380	6,528,099
Book and tax basis differences
on assets and liabilities	3,409,343	2,854,916	1,006,667
Other	-	-	47,180
Ontario harmonization tax credit	-	-	371,160
Investment tax credit	2,405,365	-	2,327,722
Undeducted research and
development expenditures	3,710,274	5,394,426	2,183,486
	16,952,498	14,268,722	12,464,314
Valuation allowances for
deferred tax assets	(16,952,498)	(14,268,722)	(12,464,314)
Net deferred tax assets	-	-	-

Schedule of Operating Losses
Canadian income tax losses expiring
in the year ended November 30,	Federal
$

2028	182,195
2029	555,539
2030	3,373,079
2031	5,532,739
2032	5,750,053
2033	4,562,538
2034	149,927
2035	2,634,823
2036	5,195,985
27,936,878

United States Federal net operating losses expiring
in the year ended November 30,
$

2024	18,512
2025	16,234
2026	34,522
69,268